Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Revenue	$ 3,931,847	$ 3,060,642
Operating income	829,624	476,468
Income tax expense	(153,491)	(95,788)
Net income	657,984	375,097
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income	72,001	75,995
Dividends received from associate	$ 63,102	$ 84,553
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 512,214	$ 459,367
Cost of sales and depreciation and amortization	(322,325)	(261,121)
Operating income	189,889	198,246
Finance costs, finance income and other expenses	(10,841)	(11,170)
Income tax expense	(64,942)	(66,640)
Net income	$ 114,106	$ 120,436